Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Summary of Group's Loss before Income Taxes
The Group’s loss before income taxes consists of:

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$

PRC	(157,740)	(150,495)	(366,634)	(56,189)
Non-PRC	(19,757)	(18,661)	(40,601)	(6,223)

Total loss before income tax	(177,497)	(169,156)	(407,235)	(62,412)

Summary of Reconciliation of Effective Tax rate and Statutory Income Tax rate
Reconciliation between the income tax expenses computed by applying the statutory tax rate to loss before income tax and the actual provision for income tax is as follows:

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$

Loss before income tax	(177,497)	(169,156)	(407,235)	(62,412)

Income tax benefits computed at PRC statutory rate (25%)	(44,374)	(42,289)	(101,809)	(15,603)
Effect of tax rate differential	5,052	10,474	10,375	1,590
Research and development super-deduction	(1,821)	(4,712)	(6,011)	(921)
Non-deductible expenses	5,394	10,629	54,255	8,315
Non-taxable income	(212)	(1,412)	(872)	(134)
Changes in valuation allowance	35,961	27,310	44,062	6,753

Income tax expenses	—	—	—	—

Summary of Principle Components of Deferred Tax Assets	The tax effects of temporary differences that give rise to the deferred tax balances as of December 31, 2019 and 2020 are as follows:

	For the years ended December 31,
	2019	2020
	RMB	RMB	US$

Deferred tax assets:
Accruals and reserves	3,913	9,205	1,410
Net operating loss carried forward	52,593	60,288	9,240
Government grants	222	39	6
Depreciation and amortization	685	681	104
Excessive education fee	967	654	100
Timing difference of research and development expense recognition	47,809	90,535	13,875
Timing difference of revenue recognition	10,160	6,425	985
Excessive donation expense carried forward	1,753	2,471	379

Gross deferred tax assets	118,102	170,298	26,099
Less: V aluation allowance	(118,102)	(170,298)	(26,099)

Total deferred tax assets, net	—	—	—